UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund:  BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$2,330	$2,716,174
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	629,314

		3,345,488
California — 27.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,231,023
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.00%, 11/15/46 (b)	890	1,034,456
Series B, 6.00%, 8/15/42	1,730	2,086,813
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,506,353
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,085	1,321,975
2nd, 5.25%, 5/01/33	850	989,485
5.00%, 5/01/44	1,090	1,222,064
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,729,807
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,802,576
5.75%, 3/01/34	2,180	2,571,920
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,837,886
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,313,612
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	1,850	2,067,856
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,420	1,739,898
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,166,230

Municipal Bonds	Par (000)	Value
California (continued)
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	$1,825	$1,997,280
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,580,693
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,972,575
San Pablo Joint Powers Financing Authority, Refunding, Tax Allocation Bonds, CAB (NPFGC) (c):
0.00%, 12/01/24	2,635	1,657,599
0.00%, 12/01/25	2,355	1,400,000
0.00%, 12/01/26	2,355	1,323,015
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	3,150	3,220,024
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,870,500
5.50%, 11/01/31	2,465	3,059,854
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	872,581
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	651,942
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,842,486

		53,070,503
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,193,160
5.50%, 11/15/30	340	403,117
5.50%, 11/15/31	405	478,281

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$1,900	$2,128,418

		4,202,976
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Quinnipiac University, Series L, 5.00%, 7/01/45	1,000	1,129,770
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18 (a)	2,000	2,246,020
Florida — 15.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	481,612
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,192,460
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	2,057,658
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,697,070
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	260	260,533
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,015	1,175,674
Series A, 6.00%, 10/01/38	1,000	1,224,150
Series B, AMT, 6.25%, 10/01/38	460	572,461
Series B, AMT, 6.00%, 10/01/42	615	734,064
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,283,148
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,465	3,921,895

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	$4,645	$5,176,899
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,234,480
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,708,387

		29,720,491
Hawaii — 1.4%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	508,763
5.25%, 8/01/26	460	549,470
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,500	1,679,220

		2,737,453
Illinois — 16.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,145	1,337,108
Series C, 6.50%, 1/01/41	5,225	6,305,530
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,094,280
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	2,000	2,287,560
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,102,190
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,957,007
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,184,890
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,250	2,611,260
5.25%, 12/01/43	4,165	4,694,163
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,662,649
6.00%, 6/01/28	400	481,412
State of Illinois, GO:
5.25%, 2/01/31	875	959,341
5.25%, 2/01/32	1,355	1,477,804

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/33	$2,000	$2,244,140
5.50%, 7/01/38	425	471,045

		30,870,379
Indiana — 3.8%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	565	611,895
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,522,140
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,780	3,138,509

		7,272,544
Louisiana — 1.6%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,760,325
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,338,165

		3,098,490
Massachusetts — 0.8%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,568,085
Michigan — 1.2%
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,910	2,272,212
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	205	236,576
6.50%, 11/15/38	1,120	1,270,069

		1,506,645
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,484,333

Municipal Bonds	Par (000)	Value
Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	$1,000	$1,177,400

		4,661,733
Nevada — 3.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,584,290
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,790,780
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,697,700

		7,072,770
New Jersey — 8.7%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	3,000	3,344,430
(AGM), 5.00%, 1/01/31	790	887,265
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,367,918
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,165	1,324,675
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	1,925,942
Series A (AGC), 5.63%, 12/15/28	3,170	3,584,002
Series AA, 5.50%, 6/15/39	1,890	2,083,441
Series B, 5.25%, 6/15/36	1,000	1,069,880

		16,587,553
New York — 5.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,861,927
Water & Sewer System, 5.38%, 6/15/43	1,305	1,531,000
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,922,293

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	$2,000	$2,305,400

		10,620,620
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,000	2,396,040
Pennsylvania — 3.3%
Pennsylvania Turnpike Commission, RB, Series B:
5.00%, 12/01/40	2,500	2,863,525
5.00%, 12/01/45	2,000	2,274,580
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,157,880

		6,295,985
South Carolina — 4.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,594,026
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,148,720
6.00%, 7/01/38	1,695	2,003,846
5.50%, 7/01/41	1,000	1,143,050
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,095	1,228,491
South Carolina State Public Service Authority, Refunding RB, Obligations, Series C, 5.00%, 12/01/46	1,170	1,316,589

		9,434,722
Tennessee — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	545	617,131
Texas — 23.0%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,500	2,775,400
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,578,552

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	$4,000	$4,668,320
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,892,032
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,273,301
Series H, 5.00%, 11/01/37	2,200	2,428,448
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,479,295
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	5,032,765
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 5.63%, 1/01/18 (a)	2,940	3,213,596
Series A, 5.63%, 1/01/33	3,645	3,930,221
Series S, 5.75%, 1/01/18 (a)	5,360	5,871,559
Series S, 5.75%, 1/01/18 (a)	2,460	2,694,782
Series SE, 5.75%, 1/01/40	915	993,864
Series SE, 5.75%, 1/01/40	2,425	2,621,934
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	720,558

		44,174,627
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	650,336
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,300	1,507,558

		2,157,894
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,600,912
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,260,051

		2,860,963
Total Municipal Bonds — 130.3%		249,921,094

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	$5,610	$5,924,440
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,042,619
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	1,039	1,181,501
Florida — 4.4%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,452,125
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,648,748
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,576,854
Michigan — 1.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,454,276
Nevada — 5.2%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	5,000	5,626,300
Series B, 5.50%, 7/01/29	3,749	4,289,379

		9,915,679
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,440,341

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,400	$1,556,894
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,265,953
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,660	3,111,188

		9,934,035
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,100,139
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4%		48,670,757
Total Long-Term Investments (Cost — $269,056,516) — 155.7%		298,591,851

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (f)(g)	2,419,380	2,419,380
Total Short-Term Securities (Cost — $2,419,380) — 1.2%		2,419,380
Total Investments (Cost — $271,475,896*) — 156.9%		301,011,231
Other Assets Less Liabilities — 1.2%		2,242,315
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.7)%		(24,434,087)
VMTP Shares, at Liquidation Value — (45.4)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$191,819,459

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$247,365,947

Gross unrealized appreciation		$29,552,837
Gross unrealized depreciation		(336,117)

Net unrealized appreciation		$29,216,720

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1,2016 to November 15, 2019, is $2,225,650.

(f)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	3,776,544	(1,357,164)	2,419,380	$441

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(32)	5-Year U.S. Treasury Note	March 2016	$3,861,500	$(60,839)
(37)	10-Year U.S. Treasury Note	March 2016	$4,794,391	(109,866)
(15)	Long U.S. Treasury Bond	March 2016	$2,415,469	(96,205)
(3)	U.S. Ultra Treasury Bond	March 2016	$498,562	(20,410)
Total				$(287,320)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds

COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority

IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s/Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$298,591,851	—	$298,591,851
Short-Term Securities	$2,419,380	—	—	2,419,380

Total	$2,419,380	$298,591,851	—	$301,011,231

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(287,320)	—	—	$(287,320)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$153,150	—	—	$153,150
Liabilities:
TOB Trust Certificates	—	$(24,428,564)	—	(24,428,564)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	$153,150	$(111,428,564)	—	$(111,275,414)

During the period ended January 31, 2016, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date:	March 22, 2016